Basic and diluted net income/ (loss) per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss from continuing operations	$ (53,415)	$ (40,793)	$ (44,216)
Net loss from discontinued operations		1,303	6,407
Net loss for the year	(53,415)	(39,490)	(37,809)
Less: Net income/(loss) attributable to the non-controlling interest	(246)	(212)	13
Net loss attributable to Xunlei Limited	(53,169)	(39,278)	(37,822)
Numerator of basic net loss per share from continuing operations	(53,169)	(40,581)	(44,229)
Numerator of basic net income per share from discontinued operations		1,303	6,407
Numerator for diluted loss per share from continuing operations	$ (53,169)	(40,581)	(44,229)
Numerator for diluted income per share from discontinued operations		$ 1,303	$ 6,407
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	337,845,675	334,965,987	331,731,963
Denominator for diluted net loss per share	337,845,675	334,965,987	331,731,963
Basic net loss per share from continuing operations	$ (0.16)	$ (0.12)	$ (0.13)
Basic net income per share from discontinued operations	0.00	0.00	0.02
Diluted net loss per share from continuing operations	(0.16)	(0.12)	(0.13)
Diluted net income per share from discontinued operations	$ 0.00	$ 0.00	$ 0.02